Collateralized transactions - Assets Subject to Lien (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2020	Mar. 31, 2020
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	¥ 1,527,800	¥ 1,603,894
Loans and receivables [Member]
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	67,212	55,051
Trading assets and private equity and debt [Member]
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	1,453,189	1,393,517
Office buildings, land, equipment and facilities [Member]
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	5,195	5,258
Non-trading debt securities [Member]
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	2,080	149,991
Other [Member]
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	¥ 124	¥ 77